Note 8 Carrying Value And Fair Value (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets-liabilities [Line Items]
Cash and cash equivalents	€ 67,799	€ 65,520	€ 44,303
Current financial assets at fair value through profit or loss, classified as held for trading	123,493	105,878	99,469
Financial assets at fair value through profit or loss, mandatorily measured at fair value	6,086	5,198	5,557
Financial assets at fair value through profit or loss	1,092	1,117	1,214
Financial assets at fair value through other comprehensive income	60,421	69,440	61,183
Financial assets at amortised cost	372,676	367,668	439,162
Derivative financial assets held for hedging	1,805	1,991	1,729
Current financial liabilities at fair value through profit or loss, classified as held for trading	91,135	84,109	86,414
Financial liabilities at fair value through profit or loss	9,683	10,050	10,010
Financial liabilities at amortised cost	487,893	490,606	516,641
Derivative financial liabilities held for hedging	2,626	2,318	2,233
At fair value [member]
Assets-liabilities [Line Items]
Cash and cash equivalents	67,799	65,520	44,303
Current financial assets at fair value through profit or loss, classified as held for trading	123,493	105,878	99,469
Financial assets at fair value through profit or loss, mandatorily measured at fair value	6,086	5,198	5,557
Financial assets at fair value through profit or loss	1,092	1,117	1,214
Financial assets at fair value through other comprehensive income	60,421	69,440	61,183
Financial assets at amortised cost	377,451	374,267	442,788
Derivative financial assets held for hedging	1,805	1,990	1,729
Current financial liabilities at fair value through profit or loss, classified as held for trading	91,135	84,109	86,413
Financial liabilities at fair value through profit or loss	9,683	10,050	10,010
Financial liabilities at amortised cost	488,733	491,006	515,910
Derivative financial liabilities held for hedging	€ 2,626	€ 2,318	€ 2,233